Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		ordinary shares Class A		ordinary shares Class B	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) gain	Total Cheer Holding, Inc.s’ shareholder’ equity	Non-controlling interests		Total
Balance at Dec. 31, 2022		$ 7			$ 27,009	$ 150,685	$ 1,411	$ (6,684)	$ 172,428	$ 75		$ 172,503
Balance (in Shares) at Dec. 31, 2022		136,249	[1]
Withdrawal of contribution from shareholder					(791)				(791)			(791)
Issuance of shares through private placement		$ 3			79,997				80,000			80,000
Issuance of shares through private placement (in Shares)		64,516	[1]
Issuance of shares due to roundup of fractional shares in share consolidation		$ 0
Issuance of shares due to roundup of fractional shares in share consolidation (in Shares)		635
Net income for the year						30,477			30,477	51		30,528
Foreign currency translation adjustment								(2,185)	(2,185)	(48)		(2,233)
Balance at Dec. 31, 2023		$ 10			106,215	181,162	1,411	(8,869)	279,929	78		280,007
Balance (in Shares) at Dec. 31, 2023		201,400	[1]
Capital contribution from shareholders					5,525				5,525			5,525
Share-based compensation	[2]	$ 0		$ 0	1,745				1,745			1,745
Share-based compensation (in Shares)	[2]	4,638	[1]	500,000
Cancellation of shares due to roundup of fractional shares in share consolidation**	[2]	$ 0									[1]		[1]
Cancellation of shares due to roundup of fractional shares in share consolidation** (in Shares)	[1],[2]	(327)
Net income for the year						25,966			25,966	2		25,968
Foreign currency translation adjustment								(8,172)	(8,172)	(3)		(8,175)
Balance at Dec. 31, 2024		$ 10		$ 0	113,485	207,128	1,411	(17,041)	304,993	77		305,070
Balance (in Shares) at Dec. 31, 2024		205,711	[1]	500,000
Share-based compensation		$ 1			3,428				3,429			3,429
Share-based compensation (in Shares)	[1]	27,000
Issuance of shares through public offerings		$ 223			20,821				21,044			21,044
Issuance of shares through public offerings (in Shares)	[1]	4,453,487
Issuance of shares due to roundup of fractional shares in share consolidation		$ 0
Issuance of shares due to roundup of fractional shares in share consolidation (in Shares)		50	[1]
Net income for the year						25,617			25,617	4		25,621
Foreign currency translation adjustment								14,600	14,600	4		14,604
Balance at Dec. 31, 2025		$ 234		$ 0	$ 137,734	$ 232,745	$ 1,411	$ (2,441)	$ 369,683	$ 85		$ 369,768
Balance (in Shares) at Dec. 31, 2025		4,686,248	[1]	500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 (Note 1).
[2]	The amounts were below 1,000.